Goodwill - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill, Gross	¥ 589,192	¥ 48,500
Accumulated impairment loss of Goodwill	48,500	0
Impairment of Goodwill	¥ 48,500	¥ 0